Impact of COVID-19 Pandemic (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Income Taxes [Line Items]
Offset to selling, general and administrative expenses	$ 7.8	$ 33.3
Deferred income taxes and tax credits		3.1
2020
Income Taxes [Line Items]
Deferred employer payroll taxes			$ 152.0
2021
Income Taxes [Line Items]
Deferred employer payroll taxes		$ 18.7